Finance Expense (Tables)	12 Months Ended
Dec. 31, 2025
Finance Cost [Abstract]
Finance Expense

	For the years ended
	December 31, 2025	December 31, 2024
Interest expense (i)	($1.0)	($4.1)
Interest income	14.8	12.6
Lease liability interest (i)	—	(1.4)
Accretion on reclamation provision	(9.6)	(8.9)
Deferred payment accretion (Note 7)	2.2	—
Other (i)	—	(2.0)
	$6.4	($3.8)